SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2026
SEGMENT INFORMATION

29.	SEGMENT INFORMATION

	For the year ended March 31, 2024
	Security related service and asset management income	Trading of timepieces	Corporate	Eliminations	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000

Revenue	19,560	13,288	-	-	32,848
Cost of revenue	(2,585)	(12,493)	-	-	(15,078)
Other income	1	-	2,000	(2,000)	1
Impairment loss on trade and other receivables, net of reversal	(830)	(33)	-	-	(863)
Administrative expenses	(5,278)	(73)	(1,622)	2,000	(4,973)
Finance costs	243	86	(968)	-	(639)
Profit/(loss) before tax	11,111	775	(590)	-	11,296

	For the year ended March 31, 2025
	Security related service and asset management income	Trading of timepieces	Corporate	Eliminations	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000

Revenue	20,884	32,873	-	-	53,757
Cost of revenue	(1,947)	(31,887)	-	-	(33,834)
Other income	167	332	25	(498)	26
Impairment loss on trade and other receivables, net of reversal	21,755	(22,085)	-	-	(330)
Administrative expenses	(2,810)	(787)	(2,948)	498	(6,047)
Finance costs	142	194	(619)	-	(283)
Profit/(loss) before tax	38,191	(21,360)	(3,542)	-	13,289

Total assets	144,622	48,138	47,642	(128,122)	112,280
Total liabilities	(65,445)	(71,939)	(18,495)	82,102	(73,777)

	For the year ended March 31, 2026
	Security related service and asset management income	Trading of timepieces	Corporate	Elimination	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000

Revenue	14,678	47,381	-	-	62,059
Cost of revenue	(1,509)	(44,453)	-	-	(45,962)
Other income	1,096	-	-	(1,096)	-
Other gains and losses	-	-	9,721	-	9,721
Impairment loss on trade and other receivables, net of reversal	(3,492)	(6,749)	(44)	-	(10,285)
Administrative expenses	(1,617)	(1,960)	(478)	1,096	(2,959)
Finance costs	155	268	(630)	-	(207)
Profit/(loss) before tax	9,311	(5,513)	8,569	-	12,367

Total assets	44,017	30,597	67,212	(42,806)	99,020
Total liabilities	(6,832)	(4,669)	(1,098)	-	12,599

The Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the management for making decisions, allocating resources and assessing performance.

The Group has two reportable segments: (i) security related service and asset management; and (ii) trading of timepieces. Segments were identified based on the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business.

-	The security related service and asset management segment generated (i) commission and handling income by offering securities dealing and brokerage services, securities underwriting and placing services, IPO subscription and other financing services; (ii) income when the advisory services were provided, or the relevant services have been rendered; and (iii) asset management fee by providing asset management services.

-	The trading of timepieces segment generated income at the point the customers purchased the watches from the Group.

All assets of the Group are located in Hong Kong and all revenues are all generated in Hong Kong.